BUSINESS COMBINATIONS (Details) - USD ($)	May 18, 2021	Feb. 12, 2020
Business Acquisition [Line Items]
Trading day immediately preceding period	30 days
Gross proceeds from common stock indemnification claims	$ 9,100,000
Bailey
Business Acquisition [Line Items]
Business acquisition interest acquired		100.00%
Number of shares connection with merger		16,603,773
Number of shares held back solely		4,150,944
Business combination indemnification provisions		$ 11,000,000
Bailey | Series B Preferred Stock
Business Acquisition [Line Items]
Business acquisition aggregate shares issuable		20,754,717
Business acquisition issuable amount		$ 4,500,000
Harper & Jones LLC
Business Acquisition [Line Items]
Business acquisition interest acquired	100.00%
Number of shares connection with merger	21,928
Harper & Jones LLC | Initial Public Offering
Business Acquisition [Line Items]
Business acquisition issuable amount	$ 9,100,000
Cash payments	$ 500,000